OTHER (LOSSES)GAINS-NET - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Gain on barging purchase of associates			¥ 295,288
Ningxia Zhongning Power Co Ltd
IFRS Statement [Line Items]
Percentage of ownership interest transferred	50.00%
Loss on disposal of investment in joint venture	¥ 159,000
Yunnan Aluminium Co
IFRS Statement [Line Items]
Gain on barging purchase of associates			204,000
Investment to Heqing Yixin Aluminum Industry Co., Ltd.
IFRS Statement [Line Items]
Gain on barging purchase of associates			91,000
Shanxi Huasheng
IFRS Statement [Line Items]
Gain from disposal of the aluminum capacity quota			800,000
Guizhou Huajin
IFRS Statement [Line Items]
Gains (losses) on disposals of property, plant and equipment			¥ 541,000
Shandong Huayu
IFRS Statement [Line Items]
Gain on Disposal of Aluminum Capacity Quota		¥ 539,000